UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Interactive Research Advisers, Inc.
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Address:  101 Park Center Plaza, Suite 1300
          ----------------------------------------------------------------------
          San Jose, California 95113
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          ----------------------------------------------------------------------

Form 13F File Number: 28-6436
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yakoub Bellawalla
          ----------------------------------------------------------------------
Title:    Treasurer
          ----------------------------------------------------------------------
Phone:    (408) 294-2200
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Yakoub Bellawalla                       San Jose, California       8/12/99
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)
[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        -------------------

Form 13F Information Table Entry Total:     92
                                        -------------------

Form 13F Information Table Value Total: $427,358
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-                                NONE
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

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           ITEM 1                ITEM 2      ITEM 3    ITEM 4    ITEM 5               ITEM 6             ITEM 7         ITEM 8
       NAME OF ISSUER           TITLE OF     CUSIP      FAIR    SHARES OR      INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                 CLASS       NUMBER    MARKET   PRINCIPAL    ------------------------- See Instr.     (SHARES)
                                                        VALUE     AMOUNT              (b)                  V.
                                                       (000's)                (a)   Shared-      (c)
                                                                             Sole  As Defined  Shared-             (a)    (b)   (c)
                                                                                   in Instr. V  Other              Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
STELLAR SEMICONDUCTOR INC "B"     COM          N/A        2,570 2,040,000    X                                   2,040,000
STELLAR SEMICONDUCTOR INC "C"     COM          N/A        1,500 1,200,000    X                                   1,200,000
CHECK POINT SOFTWARE TECH LTD     ORD      M22465 10 4      697    13,000    X                                      13,000
GALILEO TECHNOLOGY -ISRAEL        ORD      M47298 10 0   15,692   346,300    X                                     346,300
ADC TELECOMMUNICATIONS            COM      000886 10 1    5,468   120,000    X                                     120,000
AT&T CORP                         COM      001957 10 9   20,930   375,000    X                                     375,000
ADAPTEC INC                       COM      00651F 10 8    5,473   155,000    X                                     155,000
ADVANCE FIBRE COMMS               COM      00754A 10 5    1,250    80,000    X                                      80,000
ALTERA CORP                       COM      021441 10 0    2,945    80,000    X                                      80,000
AMERICA ONLINE INC DEL            COM      02364J 10 4    4,420    40,000    X                                      40,000
AMGEN INC                         COM      031162 10 0    2,118    34,800    X                                      34,800
APPLIED MICRO CIRCUITS CORP       COM      03822W 10 9   28,088   341,500    X                                     341,500
APPLIED MATERIALS INC             COM      038222 10 5    4,617    62,500    X                                      62,500
APPLIED SCIENCE & TECHNOLOGY      COM      038236 10 5    2,194    97,500    X                                      97,500
ASPEC TECHNOLOGY INC              COM      045233 10 3    4,871   356,000    X                                     356,000
AT HOME CORP                      COM      045919 10 7      324     6,000    X                                       6,000
AVANTI CORP                       COM      053487 10 4    5,422   429,462    X                                     429,462
AWARE INC                         COM      05453N 10 0      461    10,000    X                                      10,000
BIOGEN INC                        COM      090597 10 5      257     4,000    X                                       4,000
BOSTON SCIENTIFIC CORP            COM      101137 10 7    6,832   155,500    X                                     155,500
CABLETON SYSTEMS INC              COM      126920 10 7   14,430 1,110,000    X                                   1,110,000
CADENCE DESIGN SYSTEM INC         COM      127387 10 8    2,040   160,000    X                                      16,000
CARDIMA INC                       COM      14147M 10 6    1,219   600,000    X                                     600,000
CARDIOTHORACIC SYS INC            COM      141907 10 5    8,442   603,000    X                                     603,000
CELERITEK INC                     COM      150926 10 3    3,264   522,200    X                                     522,200
CENTOCOR INC                      COM      152342 10 1    8,439   181,000    X                                     181,000
CIENA CORP                        COM      171779 10 1   14,067   466,000    X                                     466,000
CISCO SYS INC                     COM      17275R 10 2    5,160    80,000    X                                      80,000
CONCORD COMMUNICATIONS            COM      206186 10 8    2,430    54,000    X                                      54,000
CONCUR TECHNOLOGIES INC           COM      206708 10 9      278     9,900    X                                       9,900
CONEXANT SYSTEMS INC              COM      207142 10 0   12,858   221,450    X                                     221,450
CREE RESEARCH                     COM      225447 10 1      731     9,500    X                                       9,500
CRITICAL PATH INC                 COM      22674V 10 0      277     5,000    X                                       5,000
CYMER INC                         COM      232572 10 7    3,850   154,000    X                                     154,000
ENDOSONICS CORP                   COM      29264K 10 5    4,600   657,200    X                                     657,200
ENDOCARDIAL SOLUTIONS INC         COM      292962 10 7    2,634   279,100    X                                     279,100
EXODUS COMMUNICATIONS INC         COM      302088 10 9      672     5,600    X                                       5,600
EXTREME NETWORKS                  COM      30226D 10 6       58     1,000    X                                       1,000
FVC.COM INC                       COM      30266P 10 0    1,550   238,500    X                                     238,500
GENESIS MICROCHIP                 COM      371933 10 2      591    25,000    X                                      25,000
GLOBIX CORP                       COM      37957F 10 1    7,556   171,000    X                                     171,000
GLOBESPAN INC                     COM      379571 10 2    9,182   231,000    X                                     231,000
GUIDANT CORP                      COM      401698 10 5    5,545   107,800    X                                     107,800
HEWLETT PACKARD CO                COM      428236 10 3    1,306    13,000    X                                      13,000
IGEN INC                          COM      449536 10 1      246     8,460    X                                       8,460
IMMUNEX CORP NEW                  COM      452528 10 2   23,448   184,000    X                                     184,000
INFOSPACE.COM INC                 COM      45678T 10 2       94     2,000    X                                       2,000
INTERNATIONAL BUSINESS MACHS      COM      459200 10 1    2,844    22,000    X                                      22,000
INTRAWARE INC                     COM      46118M 10 3      720    30,000    X                                      30,000
I2 TECHNOLOGIES INC               COM      465754 10 9    1,591    37,000    X                                      37,000
JUNIPER NETWORKS INC              COM      48203R 10 4       74       500    X                                         500
KLA-TENCOR CORP                   COM      482480 10 0    4,801    74,000    X                                      74,000
LEGATO SYSTEMS INC                COM      524651 10 6      578    10,000    X                                      10,000
LEVEL ONE COMMUNICATIONS INC      COM      527295 10 9    4,490    91,750    X                                      91,750
LUCENT  TECHNOLOGIES INC          COM      549463 10 7    4,181    62,000    X                                      62,000
MMC NETWORKS INC                  COM      55308N 10 2    1,007    22,500    X                                      22,500
MEDCO RESEARCH INC                COM      584059 10 9      139     5,300    X                                       5,300
MEDIMUNNE INC                     COM      584699 10 2      440     6,500    X                                       6,500
MEDTRONIC INC                     COM      585055 10 6    2,940    37,753    X                                      37,753
MERCK & CO, INC                   COM      589331 10 7      888    12,000    X                                      12,000
MICROSOFT CORP                    COM      594918 10 4    3,472    38,500    X                                      38,500
MOTOROLA  INC                     COM      620076 10 9    7,533    79,500    X                                      79,500
NEWBRIDGE NETWORKS CORP           COM      650901 10 1   15,726   547,000    X                                     547,000
NOVELLUS SYSTEMS                  COM      670008 10 1      751    11,000    X                                      11,000
NOVOSTE CORP                      COM      67010C 10 0    1,537    73,200    X                                      73,200
OAK INDUSTRIES, INC               COM      671400 50 5   11,577   265,000    X                                     265,000
ORACLE CORP                       COM      68389X 10 5    4,733   127,500    X                                     127,500
P-COM INC                         COM      693262 10 7    1,036   198,000    X                                     198,000
PMC-SIERRA INC                    COM      69344F 10 6   31,555   535,400    X                                     535,400
PATHOGENESIS CORP                 COM      70321E 10 4       35     2,500    X                                       2,500
PERVASIVE SOFTWARE INC.           COM      715710 10 9    8,520   342,500    X                                     342,500
QUADRAMED CORP                    COM      74730W 10 1    2,953   363,500    X                                     363,500
QUALCOMM INC                      COM      747525 10 3    4,305    30,000    X                                      30,000
QWEST COMMUNICATIONS INTL INC     COM      749121 10 9      152     4,600    X                                       4,600
RADIENCE MED SYSTEMS              COM      750241 10 1    1,424   484,900    X                                     484,900
SAP AKTIENGESELLSCHAFT       SPONSORED ADR 803054 20 4      277     8,000    X                                       8,000
SEPRACOR INC.                     COM      817315 10 4      366     4,500    X                                       4,500
SPEED FAM-IPEC, INC               COM      847705 10 0    4,248   264,475    X                                     264,475
STERLING COMMERCE INC             COM      859205 10 6      730    20,000    X                                      20,000
SUN MICROSYSTEMS INC              COM      866810 10 4    2,755    40,000    X                                      40,000
TELLABS INC                       COM      879664 10 0    2,027    30,000    X                                      30,000
TERADYNE INC                      COM      880770 10 2    2,683    37,400    X                                      37,400
TEXAS INSTRS INC                  COM      882508 10 4    1,812    12,500    X                                      12,500
TRANSWITCH CORP                   COM      894065 10 1    1,713    36,150    X                                      36,150
TRIQUINT SEMICONDUCTOR INC        COM      89674K 10 3   20,845   366,900    X                                     366,900
UNIPHASE CORP                     COM      909149 10 6      581     3,500    X                                       3,500
V3 SEMICONDUCTOR, INC.            COM      918392 10 1      330    47,200    X                                      47,200
VERSIGN INC                       COM      92343E 10 2      949    11,000    X                                      11,000
VIGNETTE CORPORATION              COM      926734 10 4      375     5,000    X                                       5,000
VITESSE SEMICONDUCTOR CORP        COM      928497 10 6    5,125    76,000    X                                      76,000
XILINX INC                        COM      983919 10 1    2,290    40,000    X                                      40,000
ZORAN CORP                        COM      98975F 10 1    9,154   546,500    X                                     546,500
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